Earnings Per Share - Computation (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Net income attributable to TDS shareholders used in basic earnings per share	$ 226	$ 121	$ 135
Noncontrolling interest adjustment	(3)	(1)	(2)
Net income attributable to TDS shareholders used in diluted earnings per share	$ 223	$ 120	$ 133
Weighted average number of shares used in basic earnings per share (in shares)	114	114	112
Effects of dilutive securities (in shares)	1	2	2
Weighted average number of shares used in diluted earnings per share (in shares)	115	116	114
Basic earnings per share attributable to TDS shareholders (in dollars per share)	$ 1.97	$ 1.06	$ 1.20
Diluted earnings per share attributable to TDS shareholders (in dollars per share)	$ 1.93	$ 1.03	$ 1.17
Common Shares
Earnings per share
Weighted average number of shares used in basic earnings per share (in shares)	107	107	105
Series A Common Shares
Earnings per share
Weighted average number of shares used in basic earnings per share (in shares)	7		7